Summary of Group's Segment Operating Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues:
Online marketing services	$ 11,242	¥ 73,146	¥ 64,525	¥ 64,037
Other services	1,792	11,663	6,024	2,345
Total revenues	13,034	84,809	70,549	66,382
Operating costs and expenses:
Cost of revenues	(6,619)	(43,062)	(35,278)	(27,458)
Selling, general and administrative	(2,018)	(13,128)	(15,071)	(17,076)
Research and development	(1,987)	(12,928)	(10,151)	(10,176)
Total operating costs and expenses	(10,624)	(69,118)	(60,500)	(54,710)
Operating profit (loss)	2,410	15,691	10,049	11,672
Other income:
Interest income	485	3,154	2,342	2,362
Interest expense	(248)	(1,615)	(1,158)	(1,041)
Foreign exchange (loss) income, net	(74)	(482)	508	182
Income (loss) from equity method investments	(10)	(63)	(1,026)	4
Other income (loss), net	707	4,598	3,794	24,728
Total other income (loss), net	860	5,592	4,460	26,235
Income (loss) before income taxes	3,270	21,283	14,509	37,907
Income taxes	(460)	(2,995)	(2,913)	(5,475)
Net income (loss)	2,810	18,288	11,596	32,432
Operating Segments | Baidu Core
Revenues:
Online marketing services	9,818	63,880	57,944	60,312
Other services	584	3,801	1,526	917
Total revenues	10,402	67,681	59,470	61,229
Operating costs and expenses:
Cost of revenues	(3,949)	(25,688)	(23,806)	(21,591)
Selling, general and administrative	(1,627)	(10,586)	(13,493)	(15,917)
Research and development	(1,797)	(11,692)	(9,298)	(9,671)
Total operating costs and expenses	(7,373)	(47,966)	(46,597)	(47,179)
Operating profit (loss)	3,029	19,715	12,873	14,050
Other income:
Interest income	497	3,231	2,426	2,413
Interest expense	(230)	(1,497)	(1,149)	(1,041)
Foreign exchange (loss) income, net	(136)	(883)	747	238
Income (loss) from equity method investments	(10)	(63)	(1,026)	5
Other income (loss), net	707	4,597	3,732	24,736
Total other income (loss), net	828	5,385	4,730	26,351
Income (loss) before income taxes	3,857	25,100	17,603	40,401
Income taxes	(461)	(3,001)	(2,915)	(5,523)
Net income (loss)	3,396	22,099	14,688	34,878
Operating Segments | iQIYI
Revenues:
Online marketing services	1,254	8,159	5,650	3,400
Other services	1,417	9,219	5,587	1,919
Total revenues	2,671	17,378	11,237	5,319
Operating costs and expenses:
Cost of revenues	(2,672)	(17,386)	(11,437)	(6,042)
Selling, general and administrative	(411)	(2,675)	(1,766)	(1,204)
Research and development	(195)	(1,270)	(824)	(500)
Total operating costs and expenses	(3,278)	(21,331)	(14,027)	(7,746)
Operating profit (loss)	(607)	(3,953)	(2,790)	(2,427)
Other income:
Interest income	13	83	17	5
Interest expense	(43)	(278)	(110)	(55)
Foreign exchange (loss) income, net	62	401	(239)	(77)
Income (loss) from equity method investments	0	0	0	(1)
Other income (loss), net	0	2	61	(8)
Total other income (loss), net	32	208	(271)	(136)
Income (loss) before income taxes	(575)	(3,745)	(3,061)	(2,563)
Income taxes	1	8	(13)	(11)
Net income (loss)	(574)	(3,737)	(3,074)	(2,574)
Intersegment Eliminations & Adjustments
Revenues:
Online marketing services	170	1,107	931	325
Other services	(209)	(1,357)	(1,089)	(491)
Total revenues	(39)	(250)	(158)	(166)
Operating costs and expenses:
Cost of revenues	2	12	(35)	175
Selling, general and administrative	20	133	188	45
Research and development	5	34	(29)	(5)
Total operating costs and expenses	27	179	124	215
Operating profit (loss)	(12)	(71)	(34)	49
Other income:
Interest income	(25)	(160)	(101)	(56)
Interest expense	25	160	101	55
Foreign exchange (loss) income, net	0	0	0	21
Income (loss) from equity method investments	0	0	0	0
Other income (loss), net	0	(1)	1	0
Total other income (loss), net	0	(1)	1	20
Income (loss) before income taxes	(12)	(72)	(33)	69
Income taxes	0	(2)	15	59
Net income (loss)	$ (12)	¥ (74)	¥ (18)	¥ 128